Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	June 30,	December 31,
	2020	2019
Bank deposits	$29,052,100	$31,499,893
Short term investments	31,733,502	30,322,244
Total	$60,785,602	$61,822,137

Short term investments include money market funds and US treasury bills which mature in three months or less.